Inventories, Net (Details) - Schedule of Inventories, Net	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Inventories Net [Abstract]
Total	$ 5,320,199	$ 681,125	$ 1,299,895
Less: inventory provision	(68,536)	(8,774)
Own-branded apparel products [Member]
Schedule of Inventories Net [Abstract]
Total	$ 5,388,735	$ 689,899	$ 1,299,895